Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Detail) - PME Multi-Employer Plan [Member] $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) Employees	Dec. 31, 2014 USD ($) Employees	Dec. 31, 2013 USD ($) Employees
Multiemployer Plans [Line Items]
NXP's contributions to the plan	$ 37	$ 48	$ 51
(including employees' contributions)	$ 4	$ 4	$ 3
Average number of NXP's active employees participating in the plan | Employees	2,668	2,881	3,133